SHARE BASED COMPENSATION (summary of the non-vested RSU activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested RSUs on January 1, 2018 | shares	30,517,852
Vested | shares	(12,899,400)
Forfeited | shares	(35,000)
Nonvested RSUs on December 31, 2018 | shares	17,583,452
Nonvested RSUs on January 1, 2018 | $ / shares	$ 1.39
Vested | $ / shares	1.39
Forfeited | $ / shares	1.43
Nonvested RSUs on December 31, 2018 | $ / shares	$ 1.38